FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments	Our interest rate swap contracts as at December 31, 2020 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating, pay fixed	50,000	April 2017	April 2022	1.86%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating, pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.74%
	500,000

Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of our financial instruments at December 31, 2020 and December 31, 2019 are as follows:

		2020	2020	2019	2019
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	153,093	153,093	153,060	153,060
Restricted cash	1	22,009	22,009	10,185	10,185
Marketable securities	1	3,684	3,684	13,861	13,861
Related party shareholder loans	2	6,228	6,228	10,700	10,700
Derivative assets	2	572	572	3,876	3,876
Liabilities
Long term debt - floating	2	1,054,022	1,054,022	1,122,148	1,122,148
Derivative liabilities	2	27,692	27,692	10,455	10,455

Schedule of Significant Unobservable Inputs
At March 31, 2020, at the date of impairment tests, significant unobservable inputs were as follows:

Significant unobservable input	Range (all vessels)	Weighted average
Forward freight market rates adjusted for scrubber earnings	$8,554 to $15,419 per day	$15,044 per day
Implied charter rates adjusted for scrubber earnings	$12,715 to $15,584 per day	$13,857 per day
Ship operating expenses per day, including drydocking costs	$5,328 to $7,754 per day	$6,918 per day
Offhire	1 to 38 days per year	5.61 days per year